Retirement Savings Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement savings plan
Matching contribution by the employer (as a percent)	25.00%
Matching contribution of the employees (as a percent)	6.00%
Vesting period	3 years
Expense incurred	$ 8.2	$ 7.6	$ 6.0
Employees who are not classified as HCE's | Maximum
Retirement savings plan
Contribution by employees (as a percent)	30.00%
HCE | Maximum
Retirement savings plan
Contribution by employees (as a percent)	6.00%